Financial instruments recognized in the statement of financial position and related effect on the income statement (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Disclosure of detailed information about financial instruments
The following tables show the carrying amounts and fair values of financial assets and financial liabilities. The tables do not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value.

As of December 31, 2018 (in thousands of euro)	Book value on the statement of financial position	Fair value through profit and loss(1)	Receivables	Fair value
Financial assets
Non-current financial assets	35,181	33,138	2,043	35,181
Trade receivables and others	152,112	—	152,112	152,112
Short-term investments	15,217	15,217	—	15,217
Cash and cash equivalents	152,314	152,314	—	152,314
Total financial assets	354,824	200,669	154,155	354,823

As of December 31, 2018 (in thousands of euro)	Book value on the statement of financial position	Fair value through profit and loss(1)	Debt at amortized cost(3)	Fair value
Financial liabilities
Financial liabilities—non-current portion	3,175	—	3,175	3,175
Financial liabilities—current portion	1,347	—	1,347	1,347
Trade payables and others	91,655	—	91,655	91,655
Total financial liabilities	96,177	—	96,177	96,177

As of December 31, 2019 (in thousands of euro)	Book value on the statement of financial position	Fair value through profit and loss(1)	Receivables	Fair value
Financial assets
Non-current financial assets	37,005	37,005	—	37,005
Trade receivables and others	35,477	—	35,477	35,477
Short-term investments	15,978	15,978	—	15,978
Cash and cash equivalents	202,887	202,887	—	202,887
Total financial assets	291,347	255,869	35,477	291,347

As of December 31, 2019 (in thousands of euro)	Book value on the statement of financial position	Fair value through profit and loss(1)	Debt at amortized cost(3)	Fair value
Financial liabilities
Financial liabilities—non-current portion	16,593	—	16,593	16,593
Financial liabilities—current portion	2,130	—	2,130	2,130
Trade payables and others	49,504	—	49,504	49,504
Total financial liabilities	68,227	—	68,225	68,225

As of December 31, 2020 (in thousands of euro)	Book value on the statement of financial position	Fair value through profit and loss(1)	Receivables	Fair value
Financial assets
Non-current financial assets	38,934	38,934	—	38,934
Trade receivables and others	51,635	—	51,635	51,635
Short-term investments	14,845	14,845	—	14,845
Cash and cash equivalents	136,792	136,792	—	136,792
Total financial assets	242,206	190,571	51,635	242,206

As of December 31, 2020 (in thousands of euro)	Book value on the statement of financial position	Fair value through profit and loss(1)	Debt at amortized cost(3)	Fair value
Financial liabilities
Financial liabilities—non-current portion	16,945	—	16,945	16,945
Financial liabilities—current portion	2,142	—	2,142	2,142
Trade payables and others	29,539	—	29,539	29,539
Total financial liabilities	48,626	—	48,626	48,626
(1)The fair value of financial assets classified as fair value through profit and loss corresponds to the market value of the assets, which are primarily determined using level 2 measurements.
(2)The fair value of financial assets classified as fair value through comprehensive income corresponds to the market value of the assets, which are primarily determined using level 1 measurements.
(3)The book amount of financial assets and liabilities measured at amortized cost was deemed to be a reasonable estimation of fair value.